SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Statement1 [Line Items]
Number of subsidiaries directly or indirectly controlled that have significant interests held by non-controlling shareholders	0	0
Gains (losses) related to the ineffective portion recognized in the income statement	R$ 0	R$ 0	R$ 0
Impairment loss of non-financial assets, excluding goodwill			0
Period of lease term of short-term leases	12 months
Maximum period of assets held for sale to be disposed	1 year
Gain (loss) recognized in the income statement regarding the purchase, sale, issue or cancellation of the Company’s own equity instruments	R$ 0
Subsidies received during the year		R$ 192,686,000	R$ 0
Maximum period of loyalty program points	5 months
Number of periodic cycles of loyalty program points	6
Number of performance obligations of supply contracts	2
Tax incentives recognized from tax exclusions	R$ 135,297,000
Rates of inflation	50.60%	36.10%
Period covered by budgets and forecast calculations	5 years
Applicable tax rate	(14.362%)	(70.60%)	29.20%
Tax loss carryforward on taxable income | %	30.00%
Amount of provision reversed	R$ 297,216,000
IFRS 16 [Member]
Statement1 [Line Items]
Positive impact arising from the relief of “Covid-19-Related Rent Concessions”	R$ 80,037,000	R$ 58,700,000
Argentina, Pesos [Member]
Statement1 [Line Items]
Closing foreign exchange rate	0.05437	0.06189
Revenues and expenses of the year were translated at the exchange rate prevailing at the reporting date	0.05437	0.06189
Corporate Income Tax IRPJ [Member]
Statement1 [Line Items]
Applicable tax rate	15.00%
Additional applicable tax rate	10.00%
Income Taxable	R$ 240,000
Social Contribution CSLL [Member]
Statement1 [Line Items]
Applicable tax rate	9.00%
Bottom of range [member]
Statement1 [Line Items]
Change in market value of hedged items | %	80.00%
Applicable tax rate	19.00%	17.00%
Top of range [member]
Statement1 [Line Items]
Change in market value of hedged items | %	125.00%
Applicable tax rate	25.00%	19.00%